UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: January 31,

Date of reporting period: April 30, 2010

ITEM 1.	SCHEDULES OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON LIFESTYLE ALLOCATION 100%

LEGG MASON LIFESTYLE ALLOCATION 85%

LEGG MASON LIFESTYLE ALLOCATION 70%

LEGG MASON LIFESTYLE ALLOCATION 50%

LEGG MASON LIFESTYLE ALLOCATION 30%

LEGG MASON LIFESTYLE INCOME FUND

FORM N-Q

April 30, 2010

LEGG MASON LIFESTYLE ALLOCATION 100%

Schedules of investments (unaudited)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	165,744	$7,398,794
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	658,431	8,118,456
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	1,285,200	12,659,217
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	66,110	6,803,333	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	963,737	12,557,496
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	506,694	6,759,296
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	426,281	8,551,200	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	418,267	6,416,212	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	972,290	8,264,463
The Royce Fund - Royce Value Fund, Institutional Class Shares	579,074	6,381,390	*

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $81,149,144)		83,909,857

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $50,067,000 joint tri-party repurchase agreement dated 4/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $144,002; (Fully collateralized by U.S. government agency obligations, 1.625% due 11/21/12; Market value - $146,880) (Cost - $144,000)	0.190%	5/3/10	$144,000	144,000

TOTAL INVESTMENTS - 100.0% (Cost - $81,293,144#)				84,053,857
Other Assets in Excess of Liabilities - 0.0%				6,424

TOTAL NET ASSETS - 100.0%				$84,060,281

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 85%

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	806,883	$36,019,261
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	4,420,936	54,510,136
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	8,039,278	79,186,893
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares	355,790	36,614,336	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	5,674,313	73,936,303
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares	2,541,028	33,897,312
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	1,427,845	28,642,580	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares	2,983,853	45,772,309	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares	6,532,686	55,527,835
The Royce Fund - Royce Value Fund, Institutional Class Shares	4,133,025	45,545,933	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares	3,330,601	33,705,684
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	1,132,128	12,068,486
Western Asset High Yield Portfolio, Institutional Select Class Shares	3,221,497	28,703,540

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $564,832,794)		564,130,608

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $50,067,000 joint tri-party repurchase agreement dated 4/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $1,039,016; (Fully collateralized by U.S. government agency obligations, 1.625% due 11/21/12; Market value - $1,059,782) (Cost - $1,039,000)	0.190%	5/3/10	$1,039,000	1,039,000

TOTAL INVESTMENTS - 100.1% (Cost - $565,871,794#)				565,169,608
Liabilities in Excess of Other Assets - (0.1)%				(524,141)

TOTAL NET ASSETS - 100.0%				$564,645,467

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 70%

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			660,091	$29,466,451
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			2,716,647	33,496,255
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			5,178,513	51,008,353
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			291,382	29,986,076	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			3,934,893	51,271,662
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			2,083,587	27,795,056
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			1,171,644	23,503,182	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			1,680,769	25,783,002	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			4,012,536	34,106,556
The Royce Fund - Royce Value Fund, Institutional Class Shares			2,328,543	25,660,544	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares			5,157,814	52,197,079
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares			5,302,310	56,522,627
Western Asset High Yield Portfolio, Institutional Select Class Shares			2,641,397	23,534,849

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $470,422,754)				464,331,692

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Interest in $450,000,000 joint tri-party repurchase agreement dated 4/30/10 with RBS Securities Inc.; Proceeds at maturity - $1,267,020; (Fully collateralized by various U.S. government obligations, 1.000% to 2.500% due 7/31/11 to 3/31/13; Market value - $1,292,341) (Cost - $1,267,000)	0.190%	5/3/10	$1,267,000	1,267,000

TOTAL INVESTMENTS - 100.1% (Cost - $471,689,754#)				465,598,692
Liabilities in Excess of Other Assets - (0.1)%				(650,514)

TOTAL NET ASSETS - 100.0%				$464,948,178

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 50%

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION			SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.8%
Legg Mason Capital Management Value Trust, Inc., Class I Shares			349,734	$15,612,143
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares			1,132,247	13,960,603
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares			2,062,511	20,315,735
Legg Mason ClearBridge Aggressive Growth Fund, Class IS Shares			153,661	15,813,294	*
Legg Mason ClearBridge Appreciation Fund, Class IS Shares			1,351,006	17,603,604
Legg Mason ClearBridge Fundamental All Cap Value Fund, Class IS Shares			1,085,813	14,484,749
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares			735,419	14,752,508	*
Legg Mason ClearBridge Small Cap Growth Fund, Class IS Shares			765,326	11,740,103	*
Legg Mason Global Currents International All Cap Opportunity Fund, Class IS Shares			1,675,831	14,244,562
The Royce Fund - Royce Value Fund, Institutional Class Shares			1,046,463	11,532,019	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares			4,115,188	41,645,701
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares			7,532,130	80,292,508
Western Asset High Yield Portfolio, Institutional Select Class Shares			2,336,553	20,818,688

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $278,668,224)				292,816,217

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.3%
Repurchase Agreement - 0.3%
Interest in $450,000,000 joint tri-party repurchase agreement dated 4/30/10 with RBS Securities Inc.; Proceeds at maturity - $674,011; (Fully collateralized by various U.S. government obligations, 1.000% to 2.500% due 7/31/11 to 3/31/13; Market value - $687,480) (Cost - $674,000)	0.190%	5/3/10	$674,000	674,000

TOTAL INVESTMENTS - 100.1% (Cost - $279,342,224#)				293,490,217
Liabilities in Excess of Other Assets - (0.1)%				(171,724)

TOTAL NET ASSETS - 100.0%				$293,318,493

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE ALLOCATION 30%

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 99.9%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	130,303	$5,816,722
Legg Mason Global Trust, Inc. - Legg Mason Batterymarch International Equity Trust, Class IS Shares	469,078	5,783,736
Legg Mason Partners Equity Trust:
Legg Mason Batterymarch U.S. Large Cap Equity Fund, Class IS Shares	611,789	6,026,119
Legg Mason ClearBridge Appreciation Fund, Class IS Shares	471,190	6,139,602
Legg Mason ClearBridge Mid Cap Core Fund, Class IS Shares	197,423	3,960,299	*
The Royce Fund - Royce Value Fund, Institutional Class Shares	363,832	4,009,430	*
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares	1,622,802	16,422,758
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	4,057,996	43,258,236
Western Asset High Yield Portfolio, Institutional Select Class Shares	1,160,999	10,344,503

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $95,461,409)		101,761,405

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $50,067,000 joint tri-party repurchase agreement dated 4/30/10 with Deutsche Bank Securities Inc.; Proceeds at maturity - $183,003; (Fully collateralized by U.S. government agency obligations, 1.625% due 11/21/12; Market value - $186,660) (Cost - $183,000)	0.190%	5/3/10	$183,000	183,000

TOTAL INVESTMENTS - 100.1% (Cost - $95,644,409#)				101,944,405
Liabilities in Excess of Other Assets - (0.1)%				(112,871)

TOTAL NET ASSETS - 100.0%				$101,831,534

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

LEGG MASON LIFESTYLE INCOME FUND

Schedules of investments (unaudited) (continued)	April 30, 2010

DESCRIPTION	SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS - 100.0%
Legg Mason Capital Management Value Trust, Inc., Class I Shares	52,942	$2,363,351
Legg Mason Partners Equity Trust - Legg Mason ClearBridge Appreciation Fund, Class IS Shares	163,619	2,131,953
Western Asset Funds, Inc.:
Western Asset Absolute Return Portfolio, Institutional Select Class Shares	628,372	6,359,123
Western Asset Core Plus Bond Portfolio, Institutional Select Class Shares	2,119,212	22,590,804
Western Asset High Yield Portfolio, Institutional Select Class Shares	673,084	5,997,180

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENT (Cost - $36,077,391)		39,442,411

SECURITY	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENT - 0.2%
Repurchase Agreement - 0.2%
Interest in $450,000,000 joint tri-party repurchase agreement dated 4/30/10 with RBS Securities Inc.; Proceeds at maturity - $80,001; (Fully collateralized by various U.S. government obligations, 1.000% to 2.500% due 7/31/11 to 3/31/13; Market value - $81,600) (Cost - $80,000)	0.190%	5/3/10	$80,000	80,000

TOTAL INVESTMENTS - 100.2% (Cost - $36,157,391#)				39,522,411
Liabilities in Excess of Other Assets - (0.2)%				(60,901)

TOTAL NET ASSETS - 100.0%				$39,461,510

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Lifestyle Allocation 100% (“Allocation 100%”), Legg Mason Lifestyle Allocation 85% (“Allocation 85%”), Legg Mason Lifestyle Allocation 70% (“Allocation 70%”), Legg Mason Lifestyle Allocation 50% (“Allocation 50%”), Legg Mason Lifestyle Allocation 30% (“Allocation 30%”) and Legg Mason Lifestyle Income Fund (“Income Fund”) (collectively, the “Funds”) are separate non-diversified series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Funds have adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts of cash flow to a single present amount.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 100%
Investments in underlying funds†	$83,909,857	—	—	$83,909,857
Short-term investment†	—	$144,000	—	144,000

Total investments	$83,909,857	$144,000	—	$84,053,857

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 85%
Investments in underlying funds†	$564,130,608	—	—	$564,130,608
Short-term investment†	—	$1,039,000	—	1,039,000

Total investments	$564,130,608	$1,039,000	—	$565,169,608

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 70%
Investments in underlying funds†	$464,331,692	—	—	$464,331,692
Short-term investment†	—	$1,267,000	—	1,267,000

Total investments	$464,331,692	$1,267,000	—	$465,598,692

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 50%
Investments in underlying funds†	$292,816,217	—	—	$292,816,217
Short-term investment†	—	$674,000	—	674,000

Total investments	$292,816,217	$674,000	—	$293,490,217

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Allocation 30%
Investments in underlying funds†	$101,761,405	—	—	$101,761,405
Short-term investment†	—	$183,000	—	183,000

Total investments	$101,761,405	$183,000	—	$101,944,405

†	See Schedule of Investments for additional detailed categorizations.

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Income Fund
Investments in underlying funds†	$39,442,411	—	—	$39,442,411
Short-term investment†	—	$80,000	—	80,000

Total investments	$39,442,411	$80,000	—	$39,522,411

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase Agreements. The Funds may enter into repurchase agreements with institutions that their investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and of the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian, acting on the Funds’ behalf, take

Notes to Schedule of Investments (unaudited) (continued)

possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked to market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At April 30, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/Depreciation
Allocation 100%	$4,803,209	$(2,042,496)	$2,760,713
Allocation 85%	42,371,856	(43,074,042)	(702,186)
Allocation 70%	27,510,765	(33,601,827)	(6,091,062)
Allocation 50%	18,879,304	(4,731,311)	14,147,993
Allocation 30%	6,974,972	(674,976)	6,299,996
Income Fund	3,365,020	—	3,365,020

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

The Funds may not invest directly in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: June 28, 2010

By:	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: June 28, 2010